Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

13. Debt

The table below sets forth certain information with respect to the Group’s debt securities outstanding at December 31, 2022, 2021 and 2020. Debt securities denominated in pound sterling have been converted to US dollar using GBP/USD exchange rates of $1.2039, $1.3477 and S1.3649 at December 31, 2022, 2021 and 2020, respectively.

Carrying value (at amortized cost) at
	USD	Outstanding at	Outstanding at
	equivalent	December 31,	December 31,
	face value	2022 (in local	2022	December 31,	December 31,	December 31,
($ in thousands)	at issuance	currency)	(in USD)	2022	2021	2020
Burford Capital PLC
6.500% Bonds due 2022	$ 143,176	£-	$ -	$ -	$ 83,396	$ 117,082
6.125% Bonds due 2024	$ 144,020	£100,000	$ 120,390	$ 119,993	$ 134,092	$ 135,561
5.000% Bonds due 2026	$ 225,803	£175,000	$ 210,683	$ 209,466	$ 234,153	$ 236,794

Burford Capital Finance LLC
6.125% Bonds due 2025	$ 180,000	$ 180,000	$ 180,000	$ 179,080	$ 178,728	$ 178,377

Burford Capital Global Finance LLC
6.250% Senior Notes due 2028	$ 400,000	$ 400,000	$ 400,000	$ 393,430	$ 392,188	$ -
6.875% Senior Notes due 2030	$ 360,000	$ 360,000	$ 360,000	$ 350,301	$ -	$ -
Total debt				$ 1,252,270	$ 1,022,557	$ 667,814

Fair value(1) at
	December 31,	December 31,	December 31,
	2022	2021	2020
Burford Capital PLC
6.500% Bonds due 2022	$ -	$ 85,560	$ 117,587
6.125% Bonds due 2024	$ 116,381	$ 140,430	$ 133,726
5.000% Bonds due 2026	$ 186,186	$ 236,909	$ 220,764

Burford Capital Finance LLC
6.125% Bonds due 2025	$ 164,594	$ 185,855	$ 174,006

Burford Capital Global Finance LLC
6.250% Senior Notes due 2028	$ 358,608	$ 422,872	$ -
6.875% Senior Notes due 2030	$ 321,314	$ -	$ -
Total debt	$ 1,147,083	$ 1,071,626	$ 646,083
1.

The Group’s outstanding indebtedness is held at amortized cost in the consolidated financial statements and these values represent the fair value equivalent amounts. The Group’s debt securities are classified as Level 1 within the fair value hierarchy.

The table below sets forth a summary of the changes in the outstanding indebtedness due to cash flows and non-cash changes at the beginning and end of the relevant reporting periods.

	For the year ended December 31,
($ in thousands)	2022	2021	2020
At beginning of period	1,036,475	677,370	665,342
Debt issued, net of original issue discount	357,271	400,000	-
Debt issuance costs	(7,912)	(8,742)	-
Finance costs	77,389	58,647	39,048
Interest paid	(70,781)	(51,270)	(37,890)
Foreign exchange (gain)/loss	(43,446)	(5,601)	15,834
Debt extinguishment	(79,911)	(33,929)	(4,964)
At end of period	1,269,085	1,036,475	677,370

Debt payable	1,252,270	1,022,557	667,814
Debt interest payable	16,815	13,918	9,556
Total debt and interest payable	1,269,085	1,036,475	677,370

The table below sets forth unamortized issuance costs of the outstanding indebtedness at December 31, 2022, 2021 and 2020.

	At December 31,
($ in thousands)	2022	2021	2020
6.500% Bonds due 2022	-	199	515
6.125% Bonds due 2024	397	678	929
6.125% Bonds due 2025	920	1,272	1,623
5.000% Bonds due 2026	1,216	1,695	2,063
6.250% Senior Notes due 2028	6,570	7,812	-
6.875% Senior Notes due 2030	7,212	-	-

The table below sets forth the components of total finance costs of the outstanding indebtedness for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
(S in thousands)	2022	2021	2020	2019
Debt interest expense	74,116	56,454	37,814	37,528
Debt issuance costs incurred as finance costs	3,273	2,193	1,234	1,219
Total finance costs	77,389	58,647	39,048	38,747

Description of debt securities

All of the Group’s outstanding debt securities, including the 2024 Bonds, the 2025 Bonds, the 2026 Bonds, the 2028 Notes and the 2030 Notes, have a fixed interest rate payable semi-annually in arrears and are unsecured, unsubordinated obligations of the respective issuer that are fully and unconditionally guaranteed by the Company and certain of its wholly owned indirect subsidiaries.

At December 31, 2022, the Group was in compliance with the covenants set forth in the respective agreements governing its debt securities.

The Company is required to provide certain information pursuant to the indentures governing the 2028 Notes and the 2030 Notes. With respect to the 2028 Notes and the 2030 Notes, at and for the year ended December 31, 2022, the Company and its Restricted Subsidiaries (as defined in the indentures governing the 2028 Notes or the 2030 Notes, as applicable) had total assets of $3.6 billion, $1.3 billion of third-party indebtedness and $245.4 million of total revenues. With respect to the 2028 Notes, at and for the year ended December 31, 2021, the Company and its Restricted Subsidiaries (as defined in the indenture governing the 2028 Notes) had total assets of $3.2 billion, $1.0 billion of third-party indebtedness and $173.4 million of total revenues.

With respect to the 2028 Notes and the 2030 Notes, at and for the year ended December 31, 2022, the Company’s Unrestricted Subsidiaries (as defined in the indentures governing the 2028 Notes or the 2030 Notes, as applicable) had total assets of $718.2 million, no third-party indebtedness and $73.8 million of total revenues. With respect to the 2028 Notes, at and for the year ended December 31, 2021, the Company’s Unrestricted Subsidiaries (as defined in the indenture governing the 2028 Notes) had total assets of $506.4 million, no third-party indebtedness and $43.9 million of total revenues.

Issuance of 2030 Notes

On April 11, 2022, Burford Capital Global Finance LLC issued $360 million aggregate principal amount of 6.875% senior notes due 2030 (the “2030 Notes”). The 2030 Notes have an interest rate of 6.875% payable semi-annually in arrears on April 15 and October 15 of each year, commencing on October 15, 2022.

Redemption of 2022 Bonds

On May 25, 2022, Burford Capital PLC redeemed in full the remaining aggregate outstanding principal amount of the 6.500% bonds due 2022 (the “2022 Bonds”) at a redemption price of 101.050% per £100 principal amount of the 2022 Bonds, plus any accrued but unpaid interest on the 2022 Bonds up to (but excluding) the redemption date.